Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Opening balance	$ (385)	$ (654)
Translation gain/(loss)	(436)	100
Financial instruments	(63)	34
Accumulated other comprehensive income	(884)	(520)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(22)
Total gains in respect of available for sale financial assets, net of tax	28		89
Total losses in respect of available for sale financial assets, net of tax	(2)		0
Comprehensive income consists of the following:
Net income/(loss)	1,220	118
Translation (Loss)/Gain	(442)	102
Comprehensive Income	715	254
Total comprehensive income attributable to:
AngloGold Ashanti	689	216
Noncontrolling interests	26	38
Comprehensive Income Net Of Taxation	$ 715	$ 254